Voya Investment Grade Credit Fund Investment Strategy - Class A I R6 W Shares [Member] - Voya Investment Grade Credit Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments with an investment grade credit rating. For purposes of this 80% policy, an investment with an investment grade credit rating means an instrument that is rated investment grade by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Baa3 or above by Moody’s Ratings (“Moody's”), or BBB- or above by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or, if unrated, is determined by the Fund to be of comparable quality. The Fund may concentrate its portfolio investments in any one industry or group of industries under certain circumstances. Generally, the Fund will not invest in a security if, after the investment, more than 25% of its total assets would be invested in one or more issuers conducting their principal business activities in the same industry. However, the Fund may invest between 25% and 35% of its total assets in the securities of any one industry group or group of industries, if at the time of investment, that industry group or group of industries represents 20% or more of the Bloomberg U.S. Corporate Index (the “Index”). As of June 30, 2025, the banking industry represented 20% or more of the Index. The securities that the Fund may invest in include, without limitation, the following: •debt instruments issued by U.S. and foreign (non-U.S.) entities that are denominated in U.S. or foreign (non-U.S.) currencies, including, without limitation, collateralized debt obligations, collateralized loan obligations (“CLOs”), convertible bonds, collateralized mortgage obligations and U.S. and foreign (non-U.S.) mortgage-backed and asset-backed debt instruments; •debt instruments that are denominated in U.S. or foreign (non-U.S.) currencies and issued or guaranteed by the U.S. government and foreign (non-U.S.) governments and their agencies and instrumentalities; •preferred stocks; •money market instruments; and •municipal bonds. Generally, the sub-adviser (the “Sub-Adviser”) maintains a dollar-weighted average duration between three and ten years for the Fund. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%. The Fund may also invest up to 10% of its assets in securities rated below investment grade ( sometimes referred to as “high-yield securities”, “ high -yield bonds ” , or “ junk bonds ” ). Below investment grade refers to a rating given by one or more NRSROs ( e.g. , rated Ba1 or below by Moody’s, or BB+ or below by S&P or Fitch ) or , if unrated, determined by the Fund to be of comparable quality. The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may also engage in dollar roll transactions, repurchase agreements and reverse repurchase agreements, options, futures and forward contracts involving securities, securities indices, foreign currencies, interest rates, and swap agreements, including credit default swaps. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund. The Sub-Adviser believes that relationships between the drivers of debt instrument returns change over time and that recognizing this is key to managing such assets. Therefore, the Sub-Adviser employs a dynamic investment process that seeks to balance top-down macro economic considerations and fundamental bottom-up analysis during the steps of its investment process: sector allocation, security selection, duration, and yield curve management. This includes utilizing proprietary qualitative analysis along with quantitative tools throughout the portfolio construction process. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (“1940 Act”). The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.